UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08741

Merrimac Series
(Exact name of registrant as specified in charter)

200 Clarendon Street, P.O. Box 9130, Boston, MA		02117
(Address of principal executive offices)		(Zip code)

Rainer L.C. Frost, Secretary of the Merrimac Master Portfolio
Mail Code LEG 13, 200 Clarendon Street, Boston, MA 02117
(Name and address of agent for service)

With a copy to:
Philip H. Newman, Esq.
Goodwin Procter LLP
Exchange Place
Boston, MA 02109

Registrant's telephone number, including area code:		(888) 637-7763

Date of fiscal year end:	12/31/2007

Date of reporting period:	3/31/2007

Item 1. Schedule of Investments.

The Schedule of Investments for the period ending March 31, 2007 is filed herewith.

Merrimac Series (Unaudited)

The funds in the Merrimac Series are organized in a “master-feeder” structure under which each fund invests all of its investable assets in a corresponding series of the Merrimac Master Portfolio which has substantially the same investment objectives and policies. The following summarizes the component entities:

		Percent of Master Portfolio Interests
		Owned by Feeder Fund as of
Feeder Fund	Master Portfolio	March 31, 2007
Cash Series	Cash Portfolio	67.92%
Prime Series	Prime Portfolio	98.53%
Treasury Series	Treasury Portfolio	99.99%
Treasury Plus Series	Treasury Plus Portfolio	87.01%
U.S. Government Series	U.S. Government Portfolio	99.99%
Municipal Series	Municipal Portfolio	99.99%

The Schedule of Investments for each portfolio is set forth below.

Merrimac Cash Portfolio

Schedule of Investments - March 31, 2007 (Unaudited)

	Yield to		Par
	Maturity	Maturity	Value	Value

Variable Rate Notes * — 43.4%
American Express Credit	5.19	04/05/07	16,200,000	16,204,773
American Honda Finance Corporation	5.36	04/12/07	20,000,000	20,000,166
Bank of America Corporation	5.31	04/02/07	40,000,000	40,000,000
Bank of Ireland	5.26	04/19/07	10,000,000	10,000,000
Bear Stearns - EMC Mortgage Corporation	5.56	04/02/07	25,000,000	25,000,000
Bear Stearns Companies, Inc.	5.39	04/05/07	15,000,000	15,000,000
Calyon NY	5.22	04/02/07	10,000,000	9,998,485
CIT Group, Inc.	5.53 - 5.54	05/18/07	27,500,000	27,507,975
Credit Suisse First Boston USA, Inc.	5.46	04/05/07	30,000,000	30,000,408
	5.35	04/24/07	15,000,000	15,000,078
Goldman Sachs Group, Inc. †	5.35	04/25/07	30,000,000	30,000,000
†	5.39	05/16/07	10,000,000	10,000,000
HBOS Treasury Services PLC New York	5.29	04/10/07	10,000,000	10,000,000
HSBC Finance Corporation	4.67	04/04/07	18,000,000	18,006,646
JP Morgan Chase Bank	5.52	04/02/07	25,000,000	25,000,000
K2 (USA) LLC	5.32	04/02/07	5,000,000	4,999,814
	5.26	06/22/07	25,000,000	25,000,718
Links Finance LLC	5.27	04/04/07	30,000,000	29,999,730
LP Pinewood SPV	5.32	04/05/07	4,000,000	4,000,000
Merrill Lynch & Co., Inc.	5.48	04/02/07	15,000,000	15,002,210
	4.98	04/18/07	10,000,000	10,000,000
	5.40	04/27/07	10,000,000	10,004,743
Morgan Stanley, Dean Witter & Co.	5.43	04/02/07	50,000,000	50,000,000
Natexis Banques Populaire	5.30	04/16/07	20,000,000	20,000,000
Parkland (USA) LLC	5.32	04/02/07	15,000,000	14,999,902
	5.29	04/23/07	10,000,000	10,000,000
Rabobank Nederland NV NY	5.09	05/15/07	15,000,000	15,000,000
Royal Bank of Canada	5.33	04/10/07	14,000,000	14,000,000
Sigma Finance, Inc.	5.27	04/20/07	5,000,000	4,999,889
Tango Finance Corporation	5.31	04/02/07	20,000,000	19,999,532
	5.32	04/02/07	5,000,000	4,999,590
	5.29	06/21/07	20,000,000	19,999,556
Unicredito Italiano	5.31	04/16/07	28,750,000	28,750,000
Wachovia Corporation	5.37	04/23/07	25,000,000	25,008,894
Wells Fargo Financial	5.26	04/16/07	25,000,000	25,001,136
Westpac Banking Corporation	5.35	06/11/07	50,000,000	50,000,000
Whistlejacket Capital Ltd.	5.30	04/02/07	10,000,000	9,999,355
	5.28	04/16/07	15,000,000	14,999,727
				728,483,327

Commercial Paper — 40.8%
Amstel Funding Corporation	5.32	04/03/07	20,000,000	19,994,244
Caisse National des Caisses d’ Epargne	5.30	06/04/07	46,100,000	45,669,605
Cancara Asset Securitization Ltd.#	5.32	04/17/07	37,542,000	37,454,485
Charta LLC	5.30	06/11/07	32,500,000	32,164,772
CRC Funding LLC	5.30	06/01/07	25,000,000	24,778,452
Crown Point Capital Corporation LLC	5.33	06/20/07	15,887,000	15,702,005
	5.30	09/10/07	25,000,000	24,419,500
Cullinan Finance Corporation	5.31	04/04/07	15,000,000	14,993,531
Danske Corporation	5.31	08/01/07	15,000,000	14,736,175
Depfa Bank PLC	5.31	05/21/07	12,455,000	12,364,355
DZ Bank AG	5.32	04/25/07	35,000,000	34,877,500
Erasmus Capital Corporation	5.30	04/18/07	32,053,000	31,973,082
Governor & Co. of Bank of Ireland	5.30	05/14/07	19,394,000	19,272,615

1

	Yield to		Par
	Maturity	Maturity	Value	Value

Grampian Funding LLC	5.34	07/24/07	35,000,000	34,423,112
Lexington Parker Capital Company LLC	5.30	07/17/07	35,000,000	34,458,536
	5.34	07/25/07	10,000,000	9,833,889
North Sea Funding LLC	5.32	04/30/07	15,000,000	14,936,563
	5.34	05/21/07	30,859,000	30,635,486
Picaros Funding LLC	5.34	05/03/07	30,000,000	29,861,333
	5.30	05/23/07	10,000,000	9,924,167
	5.36	07/10/07	10,000,000	9,856,945
Scaldis Capital LLC	5.29	08/10/07	10,000,000	9,811,142
Societe Generale North America	5.32	05/08/07	15,000,000	14,919,525
	5.30	07/05/07	35,000,000	34,523,232
Solitaire Funding Ltd.	5.36	04/19/07	14,565,000	14,526,986
	5.31	05/21/07	20,000,000	19,854,444
Thames Asset Global Securitization	5.30	06/12/07	40,000,000	39,581,600
Thunder Bay Funding LLC	5.30	06/22/07	20,000,000	19,761,744
UBS Finance	5.29	08/06/07	20,000,000	19,633,817
Unicredito Italiano	5.31	05/07/07	10,000,000	9,947,600
				684,890,442

Medium Term Notes — 3.9%
CIT Group, Inc.	5.50	11/30/07	5,505,000	5,508,160
Cullinan Finance Corporation	5.34	10/10/07	15,000,000	15,000,000
	5.36	11/28/07	10,000,000	10,000,000
	5.41	12/03/07	10,000,000	10,000,000
††	5.35	04/10/08	15,000,000	14,998,500
UBS Finance	5.42	01/11/08	10,000,000	10,000,000
				65,506,660

Certificates Of Deposit — 3.0%
Barclays Bank PLC New York††	5.35	04/23/08	10,000,000	10,000,000
Charter One Bank NA	5.32	04/17/07	15,000,000	15,000,000
Natexis Banques Populaire Yankee	5.38	01/09/08	15,000,000	15,000,000
	5.40	01/15/08	10,000,000	10,000,000
				50,000,000

U.S. Government Agency Fixed Rate Obligations — 0.9%
Federal Home Loan Mortgage Corporation	5.30	04/09/08	15,000,000	15,000,000

Asset Backed Securities — 0.8%
CIT Equipment Collateral 2006-VT2 A1	5.44	11/20/07	5,565,290	5,565,289
USAA Auto Owner Trust 2006-4 A1	5.44	12/13/07	7,547,146	7,547,146
				13,112,435

Repurchase Agreements — 8.4%

Goldman Sachs Repurchase Agreement, dated 03/30/07, with a maturity value of $140,264,258, collateralized by U.S. Government Agency Obligations with rates ranging from 4.50% to 7.625% and maturities ranging from 09/15/08 to 12/02/21, with an aggregate market value of $143,005,105.	5.50	04/02/07	140,200,000	140,200,000

2

	Yield to		Par
	Maturity	Maturity	Value	Value

Total Investments, at Amortized Cost — 101.2%				1,697,192,864

Other assets and liabilities, net — (1.2%)				(19,869,711)

Net Assets — 100.0%				$1,677,323,153

Notes to Schedule of Investments:
*

Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

#	All or a portion of this security is segregated to cover forward commitments.
††	All or a portion of security is a forward commitment.
†	Illiquid security

The accompanying notes are an integral part of the Schedule of Investments.

3

Merrimac Prime Portfolio

Schedule of Investments - March 31, 2007

Total Investments, at Amortized Cost — 0.0%	0	^

Other assets and liabilities, net — 100.0%	7,072

Net Assets — 100.0%	$7,072

^ The Merrimac Prime Portfolio held no investments at March 31, 2007.

Merrimac Treasury Portfolio

Schedule of Investments - March 31, 2007 (Unaudited)

	Yield to		Par
	Maturity	Maturity	Value	Value

Treasury Obligations — 92.6%
U.S. Treasury Bills	5.05 - 5.21	04/05/07	30,000,000	29,983,296
	4.99 - 5.24	04/12/07	25,000,000	24,961,676
	5.10 - 5.24	04/19/07	30,000,000	29,924,050
	5.11 - 5.17	04/26/07	20,000,000	19,930,271
	5.06	05/03/07	10,000,000	9,955,920
	5.13 - 5.15	05/10/07	25,000,000	24,864,736
	5.14	05/17/07	30,000,000	29,807,950
	5.13 - 5.18	05/24/07	25,000,000	24,815,240
	5.14	05/31/07	20,000,000	19,833,632
	5.10	06/07/07	15,000,000	14,861,743
	5.05	06/14/07	10,000,000	9,899,226
	5.06	06/28/07	10,000,000	9,879,978
	5.16 - 5.17	07/19/07	10,000,000	9,849,580
	5.15	08/02/07	10,000,000	9,830,687
U.S. Treasury Notes	5.03	05/15/07	10,000,000	9,977,159
				278,375,144

Mutual Funds — 7.4%	Shares
Dreyfus Treasury Prime Cash Fund	10,823,998	10,823,998
Goldman Sachs Financial Square Treasury Instruments Fund	11,221,719	11,221,719
		22,045,717

Total Investments, at Amortized Cost — 100.0%		300,420,861

Other assets and liabilities, net — 0.0%		134,406

Net Assets — 100.0%		$300,555,267

The accompanying notes are an integral part of the Schedule of Investments.

1

Merrimac Treasury Plus Portfolio

Schedule of Investments - March 31, 2007 (Unaudited)

	Yield to		Par
	Maturity	Maturity	Value	Value

Repurchase Agreements — 99.9%
Bear Stearns Repurchase Agreement, dated 03/30/07, with a maturity value of $90,038,400, collateralized by U.S. Treasury Obligations with rates ranging from 3.625% to 4.625% and maturities ranging from 02/15/09 to 08/15/15, with an aggregate market value of $91,801,937.	5.12	04/02/07	90,000,000	90,000,000

Credit Suisse First Boston Repurchase Agreement, dated 03/30/07, with a maturity value of $85,037,754, collateralized by U.S. Government Agency Obligations with rates ranging of 3.375% to 6.25% and maturities ranging from 09/14/07 to 05/15/29, with an aggregate market value of $86,702,305.	5.33	04/02/07	85,000,000	85,000,000

Deutsche Bank Repurchase Agreement, dated 03/30/07, with a maturity value of $90,038,100, collateralized by a U.S. Treasury Obligation with a rate of 0.00% and a maturity date of 08/15/26, with an aggregate market value of $91,800,042.	5.08	04/02/07	90,000,000	90,000,000

JP Morgan Repurchase Agreement, dated 03/30/07, with a maturity value of $50,021,375, collateralized by a U.S. Treasury Obligation with a rate of 8.125% and a maturity date of 08/15/21, with an aggregate market value of $51,001,587.	5.13	04/02/07	50,000,000	50,000,000

JP Morgan Repurchase Agreement, dated 10/05/06, with a maturity value of $26,269,896, collateralized by a U.S. Treasury Obligation with a rate of 6.75% and a maturity date of 08/15/26, with an aggregate market value of $25,500,762. †	5.01	10/05/07	25,000,000	25,000,000

Merrill Lynch Repurchase Agreement, dated 03/30/07, with a maturity value of $75,032,000, collateralized by a U.S. Treasury Obligation with a rate of 8.125% and a maturity date of 05/15/21, with an aggregate market value of $76,500,299.	5.12	04/02/07	75,000,000	75,000,000

Morgan Stanley Repurchase Agreement, dated 03/30/07, with a maturity value of $103,824,905 collateralized by U.S. Treasury Obligations with rates of 0.00% and maturities ranging from 05/03/07 to 11/15/21, with an aggregate market value of $106,385,714.	5.12	04/02/07	103,780,625	103,780,625
				518,780,625

Total Investments, at Amortized Cost — 99.9%				518,780,625

Other assets and liabilities, net — 0.1%				631,867

Net Assets — 100.0%				$519,412,492

Notes to Schedule of Investments:
†	Illiquid security

The accompanying notes are an integral part of the Schedule of Investments.

1

Merrimac U.S. Government Portfolio

Schedule of Investments - March 31, 2007 (Unaudited)

	Yield to		Par
	Maturity	Maturity	Value	Value

U.S. Government Agency Fixed Rate Obligations — 45.3%
Federal Farm Credit Bank	5.20	04/26/07	3,211,000	3,199,460
Federal Home Loan Bank	5.21	04/20/07	25,000,000	24,931,850
	5.22	05/16/07	5,300,000	5,265,815
	5.22	06/01/07	20,000,000	19,826,488
	5.24	08/29/07	12,000,000	11,746,000
	5.25	09/04/07	22,500,000	22,500,000
	5.00	09/18/07	25,000,000	24,409,722
	5.28	10/03/07	5,000,000	4,998,933
Federal Home Loan Mortgage Corporation	5.08	04/03/07	4,050,000	4,048,857
	5.10	04/05/07	18,000,000	17,998,126
	5.23	04/11/07	38,570,000	38,515,144
	5.23	04/24/07	17,947,000	17,888,408
	5.22	05/21/07	35,000,000	34,749,410
	5.23	08/13/07	16,667,000	16,350,605
	5.20	08/20/07	26,723,000	26,191,302
	5.28	09/17/07	6,000,000	5,992,190
	5.24	09/21/07	30,000,000	29,267,154
	5.38	10/03/07	4,000,000	4,000,000
	5.19	10/15/07	10,000,000	9,727,374
	5.26	10/16/07	5,540,000	5,385,670
	5.25	12/21/07	15,000,000	14,448,350
	5.26	12/28/07	2,500,000	2,405,432
	5.36	03/27/08	8,000,000	7,999,211
	5.38	04/09/08	7,500,000	7,520,175
Federal National Mortgage Association	5.00	04/02/07	75,000,000	74,989,584
	5.21	04/04/07	20,000,000	19,991,432
	5.20	04/18/07	42,500,000	42,396,973
	5.26	05/01/07	20,000,000	19,913,500
	5.20	05/16/07	65,000,000	64,587,498
	5.09	06/20/07	28,901,000	28,574,420
	5.21	06/27/07	45,000,000	44,440,480
	5.22	06/29/07	2,910,000	2,873,058
	5.23	08/17/07	4,246,000	4,163,867
				661,296,488

U.S. Government Agency Variable Rate Obligations * – 32.7%
Federal Farm Credit Bank	5.02	04/02/07	10,500,000	10,495,858
	5.18	04/02/07	50,000,000	49,997,148
	5.24	04/02/07	50,000,000	49,986,696
	5.12	04/11/07	20,000,000	41,996,314
	5.14	04/18/07	5,000,000	4,999,715
	5.01	04/23/07	10,000,000	9,998,553
	5.21	04/26/07	15,000,000	14,997,877
	5.11	04/30/07	25,000,000	24,997,052
	5.20	05/18/07	25,000,000	24,992,966
Federal Home Loan Bank	5.15	04/04/07	20,000,000	19,999,826
	5.15	04/10/07	1,000,000	999,644
	5.11	05/28/07	10,000,000	9,994,651
	5.26	06/07/07	12,500,000	12,500,000
	5.08	06/22/07	20,000,000	19,991,442
Federal Home Loan Mortgage Corporation	5.22	04/10/07	25,000,000	24,997,426
	5.00	04/26/07	12,500,000	12,495,106

1

	Yield to	Par
	Maturity	Maturity	Value	Value
	5.19	04/27/07	50,000,000	49,989,800
	5.21	06/17/07	50,000,000	49,990,744
	5.21	06/22/07	25,000,000	24,998,158
	5.43	06/30/07	20,000,000	19,988,398
				478,407,374

Repurchase Agreements — 21.7%

Bear Stearns Repurchase Agreement, dated 02/09/07, with a maturity value of $25,332,403, collateralized by a U.S. Government Agency Obligation with a rate of 5.00% and a maturity date of 12/15/32, with an aggregate market value of $25,504,316. †	5.26	05/10/07	25,000,000	25,000,000

Goldman Sachs Repurchase Agreement, dated 03/30/07, with a maturity value of $199,089,053, collateralized by U.S. Government Agency Obligations with rates ranging from 4.00% to 7.50% and maturities ranging from 06/01/09 to 02/01/37, with an aggregate market value of $202,980,000.	5.37	04/02/07	199,000,000	199,000,000

Goldman Sachs Repurchase Agreement, dated 03/30/07, with a maturity value of $93,542,854, collateralized by U.S. Government Agency Obligations with rates ranging from 3.875% to 6.00% and maturities ranging from 10/03/09 to 03/20/17, with an aggregate market value of $95,370,866.	5.50	04/02/07	93,500,000	93,500,000
				317,500,000

Total Investments, at Amortized Cost – 99.7%				1,457,203,862

Other assets and liabilities, net – 0.3%				3,662,429

Net Assets – 100.0%				$1,460,866,291

Notes to Schedule of Investments:

*                 Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

†                  Illiquid security

The accompanying notes are an integral part of the Schedule of Investments.

2

Merrimac Municipal Portfolio

Schedule of Investments - March 31, 2007 (Unaudited)

	Yield to		Par
	Maturity	Maturity	Value	Value

Variable Rate Demand Notes* — 67.8%
Alaska—3.3%
Valdez, BP Pipelines, Inc.	3.80	04/02/07	1,490,000	1,490,000
Valdez, Marine Terminal, BP Pipelines, Inc.	3.80	04/02/07	1,700,000	1,700,000
Valdez, Marine Terminal, BP Pipelines, Inc., LOC: BP Amoco	3.80	04/02/07	3,575,000	3,575,000
Valdez, Marine Terminal, Exxon Mobil Corporation	3.76	04/02/07	3,000,000	3,000,000
				9,765,000

California—0.1%
California State Department of Water Resources, LOC: BNP Paribas	3.70	04/02/07	110,000	110,000
California State, LOC: State Street Bank & Trust Co.	3.65	04/02/07	300,000	300,000
				410,000

Colorado—1.1%
Colorado Housing & Finance Authority, LOC: FNMA	3.67	04/06/07	3,200,000	3,200,000
				3,200,000

Connecticut—5.2%
Connecticut State Health & Educational Facilities Authority, Yale University	3.70	04/02/07	7,450,000	7,450,000
	3.56	04/06/07	650,000	650,000
Connecticut State Health & Educational Facilities Authority, Yale University, LOC: Yale University	3.70	04/02/07	4,580,000	4,580,000
Connecticut State, SPA: Bayerische Landesbank	3.63	04/06/07	2,745,000	2,745,000
				15,425,000

Florida—2.0%
Sunshine State Governmental Financing Commission, SPA: Dexia Credit Local De France, Insurer: AMBAC,	3.80	04/02/07	6,100,000	6,100,000

Georgia—2.6%
Burke County Development Authority, Oglethorpe Power Corp., LOC: Bayerische Landesbank	3.67	04/06/07	2,900,000	2,900,000
Metropolitan Atlanta Rapid Transit Authority, LOC: Bayerische Landesbank	3.60	04/06/07	5,000,000	5,000,000
				7,900,000

Illinois—4.8%
Chicago Board of Education, SPA: Depfa Bank PLC, Insurer: FSA	3.80	04/02/07	1,330,000	1,330,000
Chicago O’Hare International Airport, LOC: Societe Generale	3.61	04/06/07	2,635,000	2,635,000
Illinois Health Facilities Authority, Gottlieb Memorial Hospital, LOC: Harris Bank Massachusetts	3.69	04/06/07	8,300,000	8,300,000
Illinois Health Facilities Authority, Rush Presbyterian - St. Luke’s Medical Center, LOC: Northern Trust Company	3.70	04/06/07	2,000,000	2,000,000
				14,265,000

Kentucky—1.1%
Kentucky Economic Development Finance Authority, Baptist Healthcare System, SPA: National City Bank, Insurer: MBIA	3.79	04/02/07	3,300,000	3,300,000

Massachusetts—8.4%
Boston Water and Sewer Commission, LOC: State Street Bank & Trust Co.	3.60	04/06/07	450,000	450,000

	Yield to		Par
	Maturity	Maturity	Value	Value

Massachusetts Development Finance Agency, Harvard University	3.70	04/02/07	6,315,000	6,315,000
Massachusetts State Health & Educational Facilities Authority	3.60	04/06/07	600,000	600,000
Massachusetts State Health & Educational Facilities Authority, Capital Asset Program, Insurer: MBIA	3.58	04/02/07	2,800,000	2,800,000
Massachusetts State Water Resources Authority, LOC: Bank of Nova Scotia, Insurer: AMBAC	3.65	04/06/07	2,800,000	2,800,000
Massachusetts State, Central Artery Project, LOC: Landesbank Baden-Wuerttemberg	3.80	04/02/07	9,145,000	9,145,000
Massachusetts State, SPA: Helaba International Finance	3.70	04/06/07	100,000	100,000
State of Massachusetts	3.78	04/02/07	3,000,000	3,000,000
				25,210,000

Michigan—1.6%
Detroit, Michigan, Water Supply Systems, LOC: FGIC, Insurer: FGIC	3.67	04/06/07	4,625,000	4,625,000

Minnesota—2.6%
Hennepin County Minnesota, LOC: State Street Bank & Trust Co.	3.50	04/06/07	1,940,000	1,940,000
Minneapolis Convention Center, LOC: Dexia Credit Local de France	3.50	04/06/07	690,000	690,000
Minneapolis Convention Center, SPA: Dexia Credit Local de France	3.50	04/06/07	2,135,000	2,135,000
Minneapolis Guthrie Theater Foundation, Revenue Bond, LOC: Wells Fargo	3.50	04/06/07	2,500,000	2,500,000
North Suburban Hospital District of Anoka & Ramsey Counties, LOC: Wells Fargo Bank NA	3.70	04/06/07	500,000	500,000
				7,765,000

Missouri—2.6%
Missouri State Health & Educational Facilities Authority, Deaconess Long Term Care, LOC: JP Morgan Chase Bank	3.71	04/06/07	100,000	100,000
Missouri State Health & Educational Facilities Authority, The Washington University, LOC: MBIA, Inc., SPA: JP Morgan Chase Bank	3.75	04/02/07	5,000,000	5,000,000
Missouri State Health & Educational Facilities Authority, The Washington University, SPA: JP Morgan Chase Bank	3.80	04/02/07	2,520,000	2,520,000
				7,620,000

Nevada—0.4%
Clark County School District, SPA: State Street Bank & Trust Co., Insurer: FSA	3.65	04/02/07	1,215,000	1,215,000

New Hampshire—0.0%
New Hampshire Health & Education Facilities Authority, Dartmouth College	3.61	04/06/07	90,000	90,000

New Jersey—5.5%
New Jersey Economic Development Authority, School Facilities Construction Bonds, LOC: Llloyds, Bank of Nova Scotia	3.72	04/02/07	11,700,000	11,700,000
New Jersey Economic Development Authority, United Water, Inc., LOC: Llloyds, Bank of Nova Scotia, Insurer: AMBAC	3.70	04/02/07	4,635,000	4,635,000
				16,335,000

New Mexico—4.5%
Hurley Pollution Control, BP Amoco	3.80	04/02/07	2,850,000	2,850,000

	Yield to		Par
	Maturity	Maturity	Value	Value

New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Corporation, SPA: Citibank, Insurer: FSA	3.70	04/06/07	10,650,000	10,650,000
				13,500,000

New York—6.8%
New York City Transitional Finance Authority, SPA: Citibank	3.75	04/02/07	11,450,000	11,450,000
New York State Housing Finance Agency, Normandie CT, LOC: Helaba International Finance	3.63	04/06/07	255,000	255,000
New York State Local Government Assistance Corp., LOC: Societe Generale	3.60	04/06/07	6,080,000	6,080,000
New York, LOC: State Street Bank & Trust Co.	3.75	04/02/07	2,500,000	2,500,000
				20,285,000

North Carolina—2.0%
North Carolina Educational Facilities Finance Agency, Duke University	3.60	04/06/07	5,350,000	5,350,000
North Carolina State, LOC: Helaba International Finance	3.65	04/06/07	500,000	500,000
				5,850,000

Pennsylvania—0.8%
Delaware County Industrial Development Authority, General Electric Capital Corporation, LOC: G.E. Corporation	3.65	04/06/07	900,000	900,000
Delaware County Industrial Development Authority, Resource Recovery Facility, LOC: G.E. Corporation	3.65	04/02/07	1,400,000	1,400,000
				2,300,000

Texas—5.9%
Harris County Health Facilities Development Authority, Texas Children’s Hospital, SPA: JP Morgan Chase Bank, Insurer: MBIA	3.80	04/02/07	4,990,000	4,990,000
Port of Port Arthur Navigation District, Texaco, Inc.	3.80	04/02/07	5,000,000	5,000,000
Southwest Higher Education Authority, Inc., Southern Methodist University, LOC: Helaba International Finance	3.78	04/02/07	5,000,000	5,000,000
Splendora Higher Education Facilities Corporation, Fort Bend Baptist Academy, LOC: Wells Fargo	3.65	04/06/07	2,655,000	2,655,000
				17,645,000

Utah—0.7%
Salt Lake County, Pollution Control, Station Holdings, British Petroleum Amoco	3.80	04/02/07	2,000,000	2,000,000

Virginia—2.1%
Peninsula Ports Authority, Dominion Terminal Associates, LOC: U.S. Bank Trust NA	3.78	04/02/07	6,295,000	6,295,000

Washington—3.6%
Washington State Public Power Supply System, LOC: Bank of America NA	3.66	04/06/07	3,225,000	3,225,000
Washington State Public Power Supply System, LOC: JP Morgan Chase Bank	3.67	04/06/07	1,000,000	1,000,000
Washington State, SPA: Landesbank Hessen-Thueringen Girozentrale	3.65	04/06/07	6,600,000	6,600,000
				10,825,000

Wyoming—0.1%
Lincoln County, Pollution Control, Exxon Mobil Corporation	3.75	04/02/07	300,000	300,000
Sublette County, Pollution Control, Exxon Mobil Corporation	3.75	04/02/07	65,000	65,000

	Yield to		Par
	Maturity	Maturity	Value	Value

				365,000

				202,290,000

Fixed Rate Demand Notes — 30.3%
Arizona—3.4%
Salt River Project, Agricultral Improvement & Power District	3.61	05/30/07	10,000,000	10,000,000

Colorado—2.0%
State of Colorado General Funding	4.50	06/27/07	6,000,000	6,010,616

Florida—2.7%
Jacksonville Electric Authority	3.61	07/09/07	8,000,000	8,000,000

Michigan—2.0%
State of Michigan	4.25	09/28/07	6,000,000	6,021,563

Minnesota—1.3%
Minneapolis & St. Paul, Metropolitan Airport Commission	3.52	04/03/07	3,925,000	3,925,000

Nebraska—5.2%
Lincoln Electric System	3.50	04/05/07	9,400,000	9,400,000
Omaha Public Power District	3.60	05/30/07	6,000,000	6,000,000
				15,400,000

New Jersey—1.3%
New Jersey State Tax & Revenue Anticipation Note	4.50	06/22/07	4,000,000	4,009,134

New Mexico—2.0%
State of New Mexico, LOC: CIT Group, Inc.	4.50	06/29/07	6,000,000	6,010,575

Texas—7.7%
Houston Tax & Revenue Anticipation Notes	4.50	06/29/07	10,900,000	10,921,056
State of Texas	4.50	08/31/07	6,000,000	6,022,912
Texas Department of Transportation, LOC: Bank of America	3.66	05/09/07	6,000,000	6,000,000
				22,943,968

Wisconsin—2.7%
Wisconsin Transportation Revenue Bond	3.47	04/03/07	7,975,000	7,975,000

				90,295,856

	Shares

Mutual Funds - 1.2%
Goldman Sachs Financial Square Tax Free Money Market Fund	3,057,596	3,057,596
SEI Tax-Exempt Institutional Money Market Fund	621,131	621,131
		3,678,727

Total Investments, at Amortized Cost - 99.3%		296,264,583

Other assets and liabilities, net — 0.7%		2,072,306

Net Assets - 100.0%		$298,336,889

Notes to Schedule of Investments:

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance Holdings Ltd.

LOC - Letter of Credit

MBIA - MBIA Insurance Corporation

SPA - Standby Purchase Agreement

*                 Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

The accompanying notes are an integral part of the Schedule of Investments.

Merrimac Master Portfolio

Notes to the Schedule of Investments

March 31, 2007 (Unaudited)

Significant Accounting Policies

The Merrimac Master Portfolio (the “Portfolio Trust”) is a common law trust organized under the laws of the State of New York pursuant to a Declaration of Trust dated October 30, 1996, as amended, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. Its principal offices are in the Cayman Islands. The Merrimac Cash Portfolio, the Merrimac Prime Portfolio, the Merrimac Treasury Portfolio, the Merrimac Treasury Plus Portfolio, the Merrimac U.S. Government Portfolio, and the Merrimac Municipal Portfolio, collectively the “Portfolios”, are separate diversified investment series of the Portfolio Trust.

A. Investment Security Valuations

Investment securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. The Portfolios’ use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

B. Forward Commitments

The Portfolios may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time (“forward commitments”). If the Portfolios do so, they will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Portfolios generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, they may dispose of a commitment prior to settlement.

C. Repurchase Agreements

It is the policy of the Portfolio Trust to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor the daily market value of the repurchase agreement’s underlying investments to ensure the existence of a proper level of collateral.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as Exhibit 99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrimac Series

By	/s/ Paul J. Jasinski
Paul J. Jasinski, President and Principal Executive Officer

Date:	May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Paul J. Jasinski
Paul J. Jasinski, President and Principal Executive Officer

Date:	May 29, 2007

By	/s/ John F. Pyne
John F. Pyne, Treasurer and Principal Financial Officer

Date:	May 29, 2007